Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of changes in accumulated balances of other comprehensive income (loss)
	Unrealized Gains (losses) on marketable securities		Unrealized Gains (losses) on cash flow hedges		Foreign currency translation adjustment		Total
Year ended December 31, 2018:
Beginning balance		$(30)		$45		$286		$301
Other comprehensive income (loss) before reclassifications		(887)		(230)		6		(1,111)
Amounts reclassified from accumulated other comprehensive income (loss)		480		92		-		572

Net current period other comprehensive income (loss)		(407)		(138)		6		(539)

Ending Balance		$(437)		$(93)		$292		$(238)

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2017:
Beginning balance	$(100)	$3	$15	$(82)
Other comprehensive income before reclassifications	104	436	271	811
Amounts reclassified from accumulated other comprehensive income (loss)	(34)	(394)	-	(428)

Net current period other comprehensive income	70	42	271	383

Ending Balance	$(30)	$45	$286	$301